Financial Instruments (Offsetting of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Assets [Abstract]
Gross Amounts of Recognized Assets	$ 628	$ 852
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Presented in the Consolidated Balance Sheets	628	852
Financial Instruments	(13)	(1)
Cash Collateral Received	(189)	(251)
Non-Cash Collateral Received	(214)	(412)
Net Assets Exposed	212	188
Offsetting Securities Purchased under Agreements to Resell and Securities Borrowed [Abstract]
Gross Amounts of Recognized Assets	1,590	2,637
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Presented in the Consolidated Balance Sheets	1,590	2,637
Financial Instruments	0	0
Cash Collateral Received	0	0
Non-Cash Collateral Received	(1,590)	(2,637)
Net Assets Exposed	0	0
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Gross Amounts of Recognized Assets	2,218	3,489
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Presented in the Consolidated Balance Sheets	2,218	3,489
Financial Instruments	(13)	(1)
Cash Collateral Received	(189)	(251)
Non-Cash Collateral Received	(1,804)	(3,049)
Net Assets Exposed	212	188
Offsetting Derivative Liabilities [Abstract]
Gross Amounts of Recognized Liabilities	16	4
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Presented in the Consolidated Balance Sheets	16	4
Financial Instruments	(13)	(1)
Cash Collateral Pledged	(3)	0
Non-Cash Collateral Pledged	0	0
Net Liabilities	0	3
Offsetting Securities Loaned [Abstract]
Gross Amounts of Recognized Liabilities	2,428	2,778
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Presented in the Consolidated Balance Sheets	2,428	2,778
Financial Instruments	0	0
Cash Collateral Pledged	0	0
Non-Cash Collateral Pledged	(2,401)	(2,740)
Net Liabilities	27	38
Offsetting Derivative Liability, Securities Sold under Agreements to Resell, Securities Loaned [Abstract]
Gross Amounts of Recognized Liabilities	2,444	2,782
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Presented in the Consolidated Balance Sheets	2,444	2,782
Financial Instruments	(13)	(1)
Cash Collateral Pledged	(3)	0
Non-Cash Collateral Pledged	(2,401)	(2,740)
Net Liabilities	27	41
Cash and cash equivalents
Offsetting Securities Purchased under Agreements to Resell and Securities Borrowed [Abstract]
Gross Amounts of Recognized Assets	1,140	1,762
Receivable under reverse repurchase agreements
Offsetting Securities Purchased under Agreements to Resell and Securities Borrowed [Abstract]
Gross Amounts of Recognized Assets	$ 450	$ 875